As filed with the Securities and Exchange
                                                  Commission on December 2, 1997

                                                        Registration No. 33-8441
                                                               File No. 811-4824
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ________________

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15        [x]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17                [x]

                       BAILARD, BIEHL & KAISER FUND GROUP
               (Exact name of registrant as specified in charter)

                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (800) 882-8383

                           THOMAS E. BAILARD, Chairman
                       BAILARD, BIEHL & KAISER FUND GROUP

                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
               (Name and address of agent for service of process)

                                   Copies to:
                             ANDRE W. BREWSTER, ESQ.
   HOWARD, RICE, NEMEROVSKI, CANADY, FALK & RABKIN, A PROFESSIONAL CORPORATION
                       Three Embarcadero Center, 7th Floor
                          San Francisco, CA 94111-4065


Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

            It is proposed that this filing will become effective (check appropriate box):

           [ ]  Immediately upon filing pursuant to paragraph (b)
           [ ]  On __(date)____, pursuant to paragraph (b) of Rule 485
           [ ]  60 days after filing pursuant to paragraph (a)(1)
           [X]  On January 27, 1998, pursuant to paragraph (a)(1)
           [ ]  75 days after filing pursuant to paragraph (a)(2)
           [ ]  On __(date)____, pursuant to paragraph (a)(2) of Rule 485

                    If appropriate, check the following box:

           [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES


                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and State of California on the 2nd day of December, 1997.

                                          BAILARD, BIEHL & KAISER FUND GROUP


                                          By: /s/Thomas E. Bailard
                                            -----------------------------------

                                                 Thomas E. Bailard
                                                 Chief Executive Officer

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                        Title                    Date
          ---------                        -----                    ----


/s/Thomas E. Bailard               Chairman and Trustee        December 2, 1997
--------------------------------
Thomas E. Bailard(1)


/s/Burnice E. Sparks, Jr.          President and Trustee       December 2, 1997
--------------------------------
Burnice E. Sparks, Jr.


/s/Barbara V. Bailey               Treasurer                   December 2, 1997
--------------------------------
Barbara V. Bailey(2)


/s/Shirley L. Clayton              Trustee                     December 2, 1997
--------------------------------
Shirley L. Clayton


/s/David B. Shippey                Trustee                     December 2, 1997
--------------------------------
David B. Shippey


/s/James C. Van Horne              Trustee                     December 2, 1997
--------------------------------
James C. Van Horne
--------
(1)             Principal Executive Officer
(2)             Principal Financial Officer